Deferred Tax Balances - Movements in Deferred Tax Balances (Detail)	12 Months Ended
Jun. 30, 2019 AUD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	$ 0
Deferred tax movement ending balance	0
Tax Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	2,732,866
(Charged)/credited - to profit or loss	(656,915)
Deferred tax movement ending balance	2,075,951
Intangible Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax movement beginning balance	(2,732,866)
(Charged)/credited - to profit or loss	656,915
Deferred tax movement ending balance	$ (2,075,951)